As filed with the Securities and Exchange Commission on November 16, 1999.
                                          1933 Act File No. 33-61525
                                          1940 Act File No. 811-08943

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                            -------------------------
                                    FORM N-lA
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
                     Pre-Effective Amendment No: ___                  [ ]
                     Post-Effective Amendment No: 4                   [X]
                                                 ---
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
                     Amendment No: 5
                                  ---

                       LEGG MASON LIGHT STREET TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)


                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                             Copies to:


MARIE K. KARPINSKI                             ARTHUR J. BROWN, ESQ.
100 Light Street                               Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                      1800 Massachusetts Ave., NW
(Name and Address of                           Second Floor
 Agent for Service)                            Washington, D.C.  20036-1800

It is proposed that this filing will become effective:

[ ]  immediately  upon  filing  pursuant  to Rule 485(b)
[ ] on pursuant to Rule 485(b)
[ ] 60 days after  filing  pursuant to Rule  485(a)(i)
[ ] on pursuant to Rule  485(a)(i)
[ ] 75 days after  filing  pursuant to Rule  485(a)(ii)
[X] on February 18, 2000 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Legg Mason Light Street Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Contents of Registration Statement

Legg Mason Real Estate Trust
Part A - Primary Shares Prospectus

Legg Mason Real Estate Trust
Part A - Navigator Shares Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

      Legg Mason Light Street Trust, Inc.

      Legg Mason Real Estate Trust




                  PRIMARY SHARES PROSPECTUS   February __, 2000





                                            logo

                           HOW TO INVEST(SERVICEMARK)









As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S



A b o u t  t h e  f u n d:

         xx       Investment objective

         xx       Principal risks

         xx       Fees and expenses of the fund

         xx       Management

A b o u t  y o u r  i n v e s t m e n t:

         xx       How to invest

         xx       How to sell your shares

         xx       Account policies

         xx       Services for investors

         xx       Distributions and taxes

[icon] I N V E S T M E N T  O B J E C T I V E

LEGG MASON REAL ESTATE TRUST:

INVESTMENT OBJECTIVE:  Total Return

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in equity securities of companies principally engaged in the real estate industry. A company is principally engaged in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to the financing of those activities. Companies in the real estate industry in which the fund may invest include real estate investment trusts (REITs), real estate brokers, home builders and real estate developers, companies with substantial real estate holdings, manufacturers and distributors of building supplies, and financial institutions which issue or service mortgages. The fund may also invest in debt securities of real estate companies, including convertible debt securities. The fund will not purchase real estate directly. The adviser normally diversifies its investments as to issuers, property types and regions. The fund may invest up to 25% of its total assets in foreign securities.

The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the issuer measured, to different extents depending on the issuer, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the issuer's ability to earn returns on capital in excess of its cost of capital, private market values of similar issuers, the value of its assets, and the costs to replicate the business. The adviser seeks to identify issuers that have strong property fundamentals and strong management teams. In order to identify such issuers, the adviser analyzes a company's management and strategic focus, evaluates the location, physical attributes and cash flow generating capacity of a company's properties and calculates expected returns, among other things. The adviser typically considers whether to sell a security when any of those factors changes materially. The adviser emphasizes a bottom-up stock selection with a top-down asset allocation overlay.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. The fund may not achieve its investment objective when so invested.

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[icon] P R I N C I P A L  R I S K S

IN GENERAL

There is no assurance that the fund will meet its investment objective. Investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

REAL ESTATE FOCUS -

Because the fund invests primarily in securities of companies engaged in the real estate industry, the fund is particularly vulnerable to changes in real estate values or economic downturns and is subject to risks associated with real estate, such as liquidity risk, extended vacancy, development delays, environmental issues, tenant bankruptcies or changes in property taxes, interest rates and tax and regulatory requirements. In addition, the value of a real estate investment trust (REIT) can depend on the structure of the REIT and cash flow generated by the REIT.

The prices of securities issued by companies engaged in the real estate industry may change in response to interest rate changes. At times, when interest rates go up, the value of securities issued by companies in the real estate industry goes down.

If the fund focuses its real estate related investments in a geographic area or in a property type, the fund will be particularly subject to the risks associated with that geographic area or property type.

The risks associated with investing in a fund that invests primarily in the securities of companies engaged in the real estate industry can be greater for individuals who own real estate, such as a primary residence, because they could be over-exposed to real estate from an asset allocation perspective.

FOREIGN SECURITIES RISK -

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, differences in accounting, auditing and financial reporting standards, differences in securities regulation and trading, fluctuations in foreign currencies, and foreign currency exchange controls.

MARKET RISK -

Prices of equity securities generally fluctuate more than those of other securities. The fund may experience a substantial or complete loss on an individual stock. Market risk, the risk that stock prices will go down, may affect a single issuer, an industry or sector of the economy or may affect the market as a whole.

STYLE RISK -

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. Moreover, at different times, the value approach may favor certain industries or sectors over others, making fund performance especially subject to the performance of the specific industries and sectors that are selected by the adviser.

INVESTMENT MODELS -

The proprietary model used by the adviser to evaluate securities and securities markets is based on the adviser's understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, will, at times, be affected by factors not accounted for by the model.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the fund could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the fund, its adviser, distributor and other outside service providers and could impact companies in which the fund invests.

While no one knows if these problems will have any impact on the fund or on financial markets in general, the adviser and its affiliates and the other service providers to the fund have reported that they are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain after December 31, 1999.

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[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The tables below describe the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The fees shown are current fees. The fees and expenses are shown as a percentage of average net assets.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                --------------------------------------------------------
                                                   PRIMARY CLASS SHARES
                --------------------------------------------------------
                  Management fees(b)                       0.75%
                --------------------------------------------------------
                  Distribution and Service (12b-1)
                  fees                                     None
                --------------------------------------------------------
                  Other expenses(a)                        [x.xx%]
                --------------------------------------------------------
                  Total Annual Fund Operating
                  Expenses                                  x.xx%
                --------------------------------------------------------
                  Fee Waivers and Expense
                  Reimbursement(b)                          0.xx%
                --------------------------------------------------------
                  Net Annual Fund Operating
                  Expenses                                  x.xx%
                --------------------------------------------------------

     (a) "Other expenses" are based on estimated expenses for the fiscal year ending October 31, 2000.

     (b) The manager has contractually agreed to waive fees so that Primary Share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.60% of average daily net assets until December 31, 2000.

EXAMPLE:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.

               -----------------------------------------------------------
                                                     1 YEAR       3 YEARS
               -----------------------------------------------------------
               Real Estate Trust, Primary Class      $____         $____
               -----------------------------------------------------------

[icon] M A N A G E M E N T

MANAGEMENT AND ADVISERS:

Legg Mason Fund Adviser, Inc. ("LMFA"),  100 Light Street,  Baltimore,  Maryland
21202 provides the fund with investment management and administrative services and oversees the fund's relationships with outside service providers, such as the sub-adviser, custodian, transfer agent, accountants, and lawyers.

LMFA acts as manager or adviser to investment companies with aggregate assets of $[ ] billion as of January 31, 2000.

LMFA has delegated investment advisory responsibilities to ___________________________. __________ is responsible for the actual investment management of this fund, which includes making investment decisions and placing orders to buy or sell particular securities. LMFA pays __________ a monthly fee of 60% of the fee it receives from the fund. Fees paid to __________ are net of any waivers. __________ acts as investment adviser to [ ] with aggregate assets of $[ ] as of January 31, 2000.

PORTFOLIO MANAGEMENT:



DISTRIBUTOR OF THE FUND'S SHARES:

Legg Mason Wood Walker, Inc., 100 Light Street, Baltimore, Maryland 21202, is the distributor of the fund's shares. The fund has adopted a plan that allows it to pay distribution fees and shareholder service fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly.

The fund may pay the distributor an annual fee equal to 0.25% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may enter into agreements with other brokers to sell Primary Shares of the fund. The distributor pays these brokers up to 90% of the distribution and service fee that it receives from the fund for those sales.

LMFA, __________ and the distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account with the fund, contact a Legg Mason financial adviser or other entity that has entered into an agreement with the fund's distributor to sell shares of the Legg Mason family of funds. A Legg Mason financial adviser will explain the shareholder services available from the fund and answer any questions you may have. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $100, except as noted below.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason financial adviser or other entity offering the funds to discuss which one might be appropriate for you.

ONCE YOUR  ACCOUNT  IS OPEN,  YOU MAY USE THE  FOLLOWING  METHODS TO ADD TO YOUR
ACCOUNT:

     ------------------------ --------------------------------------------------
     IN PERSON                Give  your  financial  adviser a check for $100 or
                              more payable to the fund.
     ------------------------ --------------------------------------------------
     MAIL                     Mail your check, payable  to the fund, for $100 or
                              more to your financial adviser.
     ------------------------ --------------------------------------------------
     TELEPHONE OR             Call your financial  adviser to transfer available
     WIRE                     cash  balances  in your  brokerage  account  or to
                              transfer  money from  your bank  directly  to Legg
                              Mason. Wire transfers  may be subject to a service
                              charge by your bank.
     ------------------------ --------------------------------------------------
     FUTURE FIRST             Contact  your  Legg  Mason  financial  adviser  to
     SYSTEMATIC INVESTMENT    enroll  in  Legg  Mason's  Future First Systematic
     PLAN                     Investment  Plan. Under this plan, you may arrange
                              for automatic monthly  investments  in the fund of
                              $50 or  more.  The  fund's  transfer   agent  will
                              transfer  funds  monthly  from  your   Legg  Mason
                              account or from your checking account  to purchase
                              shares  of  that  fund.
     ------------------------ --------------------------------------------------
     AUTOMATIC                Arrangements may  be  made with some employers and
     INVESTMENTS              financial   institutions  for  regular   automatic
                              monthly  investments  of $50 or more in  shares of
                              the fund.  You may also  reinvest  dividends  from
                              certain  unit  investment  trusts in shares of the
                              fund.
     ------------------------ --------------------------------------------------

Call your financial adviser or another entity offering the fund for sale with any questions regarding the investment options above.

Certain investment methods may be subject to lower minimum initial and additional investments.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial adviser or the entity offering the fund before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to Legg Mason.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. You should consult their program literature for further information.

Any of the following methods may be used to sell your shares:

 ------------------ ------------------------------------------------------------

     TELEPHONE          Call  your  Legg  Mason  financial   adviser  or  entity
                        offering the fund and request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                        Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial adviser has your bank account information on file.

                        The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.
 ------------------ ------------------------------------------------------------

     MAIL Send a letter to the fund requesting redemption of your shares. The letter should be signed by all of the owners of the account and their signatures guaranteed without qualification. You may obtain a signature guarantee from most banks or securities dealers.
 ------------------ ------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason financial adviser or another entity.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Primary Share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate the fund's Primary Share price, the fund's assets attributable to Primary Shares are valued and totaled, liabilities attributable to Primary Shares are subtracted, and the resulting net assets are divided by the number of Primary Shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under procedures established by the Board of Directors.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time

o     change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

CONFIRMATIONS AND ACCOUNT STATEMENTS:

You will receive from Legg Mason a confirmation after each transaction involving Primary Shares (except a reinvestment of dividends, capital gain distributions and purchases made through the Future First Systematic Investment Plan or through automatic investments). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account, in which case a statement will be sent to you quarterly. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

SYSTEMATIC WITHDRAWAL PLAN:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. If you are making withdrawals from the fund pursuant to the systematic withdrawal plan, then you should not purchase shares of the fund.

EXCHANGE PRIVILEGE:

Primary fund shares may be exchanged for Primary Shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year

o terminate or modify the exchange privilege after 60 days' written notice to shareholders

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares dividends and distributions of net capital gains to holders of Primary Shares following the end of each taxable year.

Your dividends and other distributions will be automatically reinvested in additional Primary Shares of the fund. If you wish to begin receiving dividends and/or other distributions in cash, you must notify the fund at least 10 days before the next dividend and/or other distribution is to be paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short term capital gains) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

L e g g  M a s o n  R e a l  E s t a t e  T r u s t

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides additional details about the fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about the fund's investments will be available in the fund's annual and semi-annual reports to shareholders. These reports will provide detailed information about the fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmason.com
o        write to us at:            Legg Mason Wood Walker, Incorporated
                                    100 Light Street, P.O. Box 1476
                                    Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



LMF-                                                   SEC file number: 811-8943

      Legg Mason Light Street Trust, Inc.

      Legg Mason Real Estate Trust






                  NAVIGATOR SHARES PROSPECTUS February __, 2000





                           logo

                           HOW TO INVEST(SERVICEMARK)









As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E  O F  C O N T E N T S



A b o u t  t h e  f u n d:

         xx       Investment objective

         xx       Principal risks

         xx       Fees and expenses of the fund

         xx       Management

A b o u t  y o u r  i n v e s t m e n t:

         xx       How to invest

         xx       How to sell your shares

         xx       Account policies

         xx       Services for investors

         xx       Distributions and taxes

[icon] I N V E S T M E N T  O B J E C T I V E

LEGG MASON REAL ESTATE TRUST:

INVESTMENT OBJECTIVE:  Total Return

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in equity securities of companies principally engaged in the real estate industry. A company is principally engaged in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to the financing of those activities. Companies in the real estate industry in which the fund may invest include real estate investment trusts (REITs), real estate brokers, home builders and real estate developers, companies with substantial real estate holdings, manufacturers and distributors of building supplies, and financial institutions which issue or service mortgages. The fund may also invest in debt securities of real estate companies, including convertible debt securities. The fund will not purchase real estate directly. The adviser normally diversifies its investments as to issuers, property types and regions. The fund may invest up to 25% of its total assets in foreign securities.

The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the issuer measured, to different extents depending on the issuer, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the issuer's ability to earn returns on capital in excess of its cost of capital, private market values of similar issuers, the value of its assets, and the costs to replicate the business. The adviser seeks to identify issuers that have strong property fundamentals and strong management teams. In order to identify such issuers, the adviser analyzes a company's management and strategic focus, evaluates the location, physical attributes and cash flow generating capacity of a company's properties and calculates expected returns, among other things. The adviser typically considers whether to sell a security when any of those factors changes materially. The adviser emphasizes a bottom-up stock selection with a top-down asset allocation overlay.

When cash is temporarily available, or for temporary defensive purposes, when the adviser believes such action is warranted by abnormal market or economic situations, the fund may invest without limit in cash, money market instruments, bonds or other debt securities. The fund may not achieve its investment objective when so invested.

[icon] P R I N C I P A L  R I S K S

IN GENERAL

There is no assurance that the fund will meet its investment objective. Investors could lose money by investing in the fund. As with all mutual funds, an investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

REAL ESTATE FOCUS -

Because the fund invests primarily in securities of companies engaged in the real estate industry, the fund is particularly vulnerable to changes in real estate values or economic downturns and is subject to risks associated with real estate, such as liquidity risk, extended vacancy, development delays, environmental issues, tenant bankruptcies or changes in property taxes, interest rates and tax and regulatory requirements. In addition, the value of a real estate investment trust (REIT) can depend on the structure of the REIT and cash flow generated by the REIT.

The prices of securities issued by companies engaged in the real estate industry may change in response to interest rate changes. At times, when interest rates go up, the value of securities issued by companies in the real estate industry goes down.

If the fund focuses its real estate related investments in a geographic area or in a property type, the fund will be particularly subject to the risks associated with that geographic area or property type.

The risks associated with investing in a fund that invests primarily in the securities of companies engaged in the real estate industry can be greater for individuals who own real estate, such as a primary residence, because they could be over-exposed to real estate from an asset allocation perspective.

FOREIGN SECURITIES RISK -

Investments in foreign securities (including those denominated in U.S. dollars) involve certain risks not typically associated with investments in domestic issuers. These risks can include political and economic instability, foreign taxation issues, differences in accounting, auditing and financial reporting standards, differences in securities regulation and trading, fluctuations in foreign currencies, and foreign currency exchange controls.

MARKET RISK -

Prices of equity securities generally fluctuate more than those of other securities. The fund may experience a substantial or complete loss on an individual stock. Market risk, the risk that stock prices will go down, may affect a single issuer, an industry or sector of the economy or may affect the market as a whole.

STYLE RISK -

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. Moreover, at different times, the value approach may favor certain industries or sectors over others, making fund performance especially subject to the performance of the specific industries and sectors that are selected by the adviser.

INVESTMENT MODELS -

The proprietary model used by the adviser to evaluate securities and securities markets is based on the adviser's understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, will, at times, be affected by factors not accounted for by the model.

YEAR 2000 -

Like other mutual funds (and most organizations around the world), the fund could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the fund, its adviser, distributor and other outside service providers and could impact companies in which the fund invests.

While no one knows if these problems will have any impact on the fund or on financial markets in general, the adviser and its affiliates and the other service providers to the fund have reported that they are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain after December 31, 1999.

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The tables below describe the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include transfer agency, custody, professional and registration fees. The fees shown are current fees. The fees and expenses are shown as a percentage of average net assets.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                -------------------------------------------------
                                               NAVIGATOR SHARES
                -------------------------------------------------
                  Management fees(b)                    0.75%
                -------------------------------------------------
                  Distribution and Service (12b-1)
                  fees                                   None
                -------------------------------------------------
                  Other expenses(a)                      [x.xx%]
                -------------------------------------------------
                  Total Annual Fund Operating
                  Expenses                                x.xx%
                -------------------------------------------------
                  Fee Waivers and Expense
                  Reimbursement(b)                        0.xx%
                -------------------------------------------------
                  Net Annual Fund Operating
                  Expenses                                x.xx %
                -------------------------------------------------

     (a) "Other expenses" are based on estimated expenses for the fiscal year ending October 31, 2000.

     (b) The manager has contractually agreed to waive fees so that Navigator Share expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of ____% of average daily net assets until December 31, 2000.

EXAMPLE:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.

           -----------------------------------------------------------
                                                    1 YEAR   3 YEARS
           -----------------------------------------------------------
            Real Estate Trust, Navigator Class      $____    $____
           -----------------------------------------------------------

[icon] M A N A G E M E N T

MANAGEMENT AND ADVISERS:

Legg Mason Fund Adviser, Inc. ("LMFA"),  100 Light Street,  Baltimore,  Maryland
21202 provides the fund with investment management and administrative services and oversees the fund's relationships with outside service providers, such as the sub-adviser, custodian, transfer agent, accountants, and lawyers.

LMFA acts as manager or adviser to investment companies with aggregate assets of $[ ] billion as of January 31, 2000.

LMFA has delegated investment advisory responsibilities to ___________________________. __________ is responsible for the actual investment management of this fund, which includes making investment decisions and placing orders to buy or sell particular securities. LMFA pays __________ a monthly fee of 60% of the fee it receives from the fund. Fees paid to __________ are net of any waivers. __________ acts as investment adviser to [ ] with aggregate assets of $[ ] as of January 31, 2000.

PORTFOLIO MANAGEMENT:



DISTRIBUTOR OF THE FUND'S SHARES:

Legg Mason Wood Walker, Inc., 100 Light Street, Baltimore, Maryland 21202, is the distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to pay certain expenses in connection with offering fund shares, including compensation to its financial advisors, the printing and distribution of prospectuses, statements of additional information and shareholder reports (after these have been printed and mailed to existing shareholders at the fund's expense), supplementary sales literature and advertising materials.

Legg Mason and LMFA may pay others out of their own assets to support the distribution of Navigator Shares and shareholder servicing.

LMFA, __________ and the distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

Navigator Shares are currently offered for sale only to:

o Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients ("Customers")

o qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million

o clients of Bartlett & Co. who, as of December 19, 1996, were shareholders of Bartlett Short Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary

o any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates

o certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999 for investment of their own monies and monies for which they act in a fiduciary capacity

o shareholders of Class Y shares of Bartlett Europe Fund or Bartlett Financial Services Fund on October 5, 1999


Eligible investors may purchase Navigator Shares through a brokerage account at Legg Mason. The minimum initial investment is $50,000 and the minimum for each purchase of additional shares is $100. Institutional Clients may set different minimums for their Customers' investments in accounts invested in Navigator Shares.

Customers of certain Institutional Clients that have omnibus accounts with the fund's transfer agent can purchase shares through those Institutions. The distributor may pay such Institutional Clients for account servicing. Institutional Clients may charge their Customers for services provided in connection with the purchase and redemption of shares. Information concerning these services and any applicable charges will be provided by the Institutional Clients. This Prospectus should by read by Customers in connection with any such information received by Institutional Clients. Any such fees, charges or requirements imposed by Institutional Clients will be in addition to the fees and requirements of this Prospectus.

Certain institutions that have agreements with Legg Mason or the fund may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. You should consult with your institution to determine the time by which it must receive your order to get that day's share price. It is the institution's responsibility to transmit your order to the fund in a timely fashion.

Purchase orders received by Legg Mason before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to the selling organization.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

To redeem your shares by telephone:

o        Call 1-800-822-5544

Please have available the number of shares (or dollar amount) to be redeemed and the account number.

The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Customers  of   Institutional   Clients  may  redeem  only  in  accordance  with
instructions and limitations pertaining to their account at the Institution.

Redemption orders received by Legg Mason before the close of the exchange will be transmitted to the fund's transfer agent. Your order will be processed at that day's net asset value. Redemption orders received by Legg Mason after the close of the exchange will be processed at the closing net asset value on the next day the exchange is open.

Your order will be processed promptly and you will generally receive the proceeds by mail to the name and address on the account registration within a week. You may also have your telephone redemption requests paid by a direct wire to a previously designated domestic commercial bank account

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

The fund has reserved the right under certain conditions to redeem its shares in kind by distributing portfolio securities in payment for redemptions.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per Navigator Share is determined daily as of the close of the New York Stock Exchange, on every day the exchange is open. To calculate the fund's Navigator Share price, the fund's assets attributable to Navigator Shares are valued and totaled, liabilities attributable to Navigator Shares are subtracted, and the resulting net assets are divided by the number of Navigator Shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under procedures established by the Board of Directors.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or its affiliates.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time

o    change its minimum investment amounts

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

CONFIRMATIONS AND ACCOUNT STATEMENTS:

Confirmations will be sent to Institutional Clients after each transaction involving Navigator Shares which will include the total number of shares being held in safekeeping by the transfer agent. The transfer agent will send confirmations of each purchase and redemption transaction (except a reinvestment of dividends or capital gain distributions). Beneficial ownership of shares by Customer accounts will be recorded by the Institutional Client and reflected in their regular account statements.

EXCHANGE PRIVILEGE:

Navigator Shares may be exchanged for the Legg Mason Money Market Funds or Navigator Shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of a fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year

o terminate or modify the exchange privilege after 60 days' written notice to shareholders

Some Institutional Clients may not offer all of the Navigator Funds for exchange.

[icon] D I S T R I B U T I O N S  A N D  T A X E S

The fund declares dividends and distributions of net capital gains to holders of Navigator Shares following the end of each taxable year.

Your dividends and other distributions will be automatically reinvested in additional Navigator Shares of the fund. If you wish to begin receiving dividends and/or other distributions in cash, you must notify the fund at least 10 days before the next dividend and/or other distribution is to be paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional Navigator shares of the fund. Dividends from investment company taxable income (which includes net investment income and net short term capital gains) are taxable as ordinary income. Distributions of the fund's net capital gain are taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to you at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

L e g g  M a s o n  R e a l  E s t a t e  T r u s t

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) this prospectus. The SAI provides additional details about the fund and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about the fund's investments will be available in the fund's annual and semi-annual reports to shareholders. These reports will provide detailed information about the fund's portfolio holdings and operating results.

To  request  the  SAI  or  any  reports  to  shareholders,  or  to  obtain  more information:
o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmason.com
o        write to us at:            Legg Mason Wood Walker, Incorporated
                                    100 Light Street, P.O. Box 1476
                                    Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC (phone 1-800-SEC-0330). Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



LMF-                                                   SEC file number: 811-8943

                       LEGG MASON LIGHT STREET TRUST, INC.

                          LEGG MASON REAL ESTATE TRUST

                       PRIMARY SHARES AND NAVIGATOR SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                               FEBRUARY ___, 2000


         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Primary Shares Prospectus for the Fund and the Navigator Shares Prospectus for the Fund (both dated February __, 2000), as appropriate, which have been filed with the Securities and Exchange Commission ("SEC"). A copy of each Prospectus may be obtained without charge from the Fund's distributor, Legg Mason Wood Walker, Inc., at 1-800-822-5544.

                             Legg Mason Wood Walker,
                                  Incorporated


                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                           (410)539-0000 (800)822-5544

                                TABLE OF CONTENTS
                                                                            Page

DESCRIPTION OF THE FUND.......................................................3
FUND POLICIES.................................................................3
INVESTMENT STRATEGIES AND RISKS...............................................4
ADDITIONAL TAX INFORMATION...................................................18
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................21
VALUATION OF FUND SHARES.....................................................23
PERFORMANCE INFORMATION......................................................23
TAX-DEFERRED RETIREMENT PLANS - PRIMARY SHARES...............................25
MANAGEMENT OF THE FUND.......................................................26
THE FUND'S INVESTMENT ADVISER/MANAGER........................................28
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................29
THE FUND'S DISTRIBUTOR.......................................................30
CAPITAL STOCK INFORMATION....................................................32
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT..............32
THE FUND'S LEGAL COUNSEL.....................................................32
THE FUND'S INDEPENDENT ACCOUNTANTS...........................................32
Appendix A...................................................................33

         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or this Statement of Additional Information in connection with the offerings made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectuses and this Statement of Additional Information do not constitute offerings by the Fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

Legg Mason Light Street Trust, Inc. ("Light Street Trust" or "Corporation") is a diversified open-end investment company that was established as a Maryland corporation on August 5, 1998. Legg Mason Real Estate Trust ("Real Estate Trust" or "Fund") is a separate series of Light Street Trust.

                                  FUND POLICIES

         REAL ESTATE TRUST'S investment objective is total return.

         In addition to the investment objective described in the Prospectuses, the Fund has adopted the following fundamental investment limitations that cannot be changed except by vote of its shareholders.

         Real Estate Trust may not:

         1. Borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

         2. Issue senior securities, except as permitted under the Investment Company Act of 1940 ("1940 Act");

         3. Underwrite the securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

         4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

         5. With respect to 75% of total assets, invest more than 5% of its total assets (taken at market value) in securities of any one issuer or purchase more than 10% of the voting securities of any one issuer (other than, in each case, securities of the U.S. Government, its agencies and instrumentalities, and securities issued by other investment companies);

         6. Purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments;

         7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements; or

         8. Purchase any security if, as a result thereof, 25% or more of its total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided that (i) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto and (ii) the Fund will invest more than 25% of its total assets in securities of companies principally engaged in the real estate industry. A company is principally engaged in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to the financing of those activities.

         The foregoing limitations may be changed with respect to the Fund by "the vote of a majority of the outstanding voting securities" of the Fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present, or (b) of more than 50% of the outstanding voting securities of the Fund, whichever is less.

         The following are some of the non-fundamental limitations that the Fund currently observes. The Fund may not:

         1. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

         [2. Acquire additional securities if its borrowings exceed 5% of its total assets.]

         Except as otherwise stated, if a fundamental or non-fundamental percentage limitation is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the Fund, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation.

         Unless otherwise stated, the investment policies and limitations contained in the Prospectuses and this Statement of Additional Information are not fundamental, and can be changed without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

         This section supplements the information in the Prospectuses concerning the investments the Fund may make and the techniques the Fund may use. The Fund, unless otherwise stated, may employ several investment strategies, including but not limited to:

REAL ESTATE INVESTMENT TRUSTS (REITS)

         The Fund may invest in real estate investment trusts (REITs). REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. REITs are differentiated by the types of real estate properties held and the actual geographic location of properties and fall into two major categories: Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests, while Mortgage REITs concentrate on real estate financing, holding their assets primarily in mortgages secured by real estate. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities on the public or institutional capital markets or by bank borrowings. Thus, the returns on common equities of the REITs in which the Fund invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding) by changes in the level of interest rates. The objective of an Equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and health care facilities. The objective of a Mortgage REIT is to invest primarily in mortgages secured by real estate in order to generate cash flow from payments on the mortgage loans.

         REITs are a creation of the tax law. REITs essentially operate as a corporation or business fund with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distribute at least 95% of its taxable income to its shareholders each year. If any REIT in the Fund's portfolio should fail to qualify for such tax status, the related shareholders (including the Fund) could be adversely affected by the resulting tax consequences.

         The underlying value of the securities and the Fund's ability to make distributions to shareholders may be adversely affected by changes in the national, state and local economic climate and real estate conditions (such as oversupply of or reduced demand for space and changes in market rental rates), perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the ability to collect on a timely basis all rents from tenants, tenant defaults, the cost of complying with the Americans with Disabilities Act, increased competition from other properties, obsolescence of properties, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skills, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Fund.

         The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates. Equity REITs are less likely to be affected by interest rate fluctuations than Mortgage REITs and the nature of the underlying assets of an Equity REIT may be considered more tangible than that of a Mortgage REIT. Equity REITs are more likely to be adversely affected by changes in the value of the underlying property it owns than Mortgage REITs.

         REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes, and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware that REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Code, and to maintain exemption from the 1940 Act. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its rights as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Fund may be adversely affected by changes in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Fund's shares. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

         The issuer of a REIT generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or may not be economically insurable for local risks to which the REITs may be susceptible. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement costs of any lost investment. Various factors might make it impractical to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property. Even if the property can restored, the insurance money may not cover the loss of money in the interim.

         Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under, or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Fund may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Fund.

FOREIGN SECURITIES

         The Fund may invest in foreign securities. Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory practices and requirements comparable to those applicable to domestic issuers. These risks are intensified when investing in countries with developing economies and securities markets, also known as "emerging markets." Moreover, securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation, withholding taxes and limitations on the use or removal of funds or other assets.

         The costs associated with investment in foreign issuers, including withholding taxes, brokerage commissions and custodial fees, are higher than those associated with investment in domestic issuers. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in liability to the purchaser.

         Since the Fund may invest in securities denominated in currencies other than the U.S. dollar and since the Fund may hold foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in the currency exchange rates may influence the value of the Fund's shares, and also may affect the value of dividends and interest earned by the Fund and gains and losses realized by the Fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

         In addition to purchasing foreign securities, the Fund may invest in ADRs. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the domestic market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of the underlying securities. For purposes of the Fund's investment policies and limitations, ADRs are considered to have the same classification as the securities underlying them. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. The Fund may also invest in GDRs, which are receipts, often denominated in U.S. dollars, issued by either a U.S. or non-U.S. bank evidencing its ownership of the underlying foreign securities.

         Although not a fundamental policy subject to shareholder vote, the adviser currently anticipates the Fund will invest no more than 25% of its total assets in foreign securities either directly or through ADRs or GDRs.

ILLIQUID SECURITIES

         The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" are those that cannot be disposed of within seven days for approximately the price at which the Fund values the security. Illiquid securities include repurchase agreements with terms of greater than seven days and restricted securities other than those the adviser to the Fund has determined are liquid pursuant to guidelines established by the Fund's Board of Directors. Due to the absence of an active trading market, the Fund may have difficulty valuing or disposing of illiquid securities promptly.

         Restricted securities may be sold only in privately negotiated transactions, pursuant to a registration statement filed under the Securities Act of 1933, or pursuant to an exemption from registration. The Fund may be required to pay part or all of the costs of such registration, and a considerable period may elapse between the time a decision is made to sell a restricted security and the time the registration statement becomes effective. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

         SEC regulations permit the sale of certain restricted securities to qualified institutional buyers. The investment adviser to the Fund, acting pursuant to guidelines established by the Fund's Board of Directors, may determine that certain restricted securities qualified for trading on this newly developing market are liquid. If the market does not develop as anticipated, restricted securities in the Fund's portfolio may adversely affect the Fund's liquidity.

DEBT SECURITIES

         The Fund may invest in the debt securities of governmental or corporate issuers. Corporate debt securities may pay fixed or variable rates of interest. These securities may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

         The prices of debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.

         The Fund will generally limit its investments in debt securities to investment grade debt securities rated BBB or above by Standard & Poor's
("S&P"), or Baa or above by Moody's Investors Service, Inc. ("Moody's"). Generally, debt securities rated below BBB by S&P, or below Baa by Moody's, and unrated securities of comparable quality, offer a higher current yield than that provided by higher grade issues, but also involve higher risks. However, debt securities, regardless of their ratings, generally have a higher priority in the issuer's capital structure than do equity securities.

         The ratings of S&P and Moody's represent the opinions of those agencies. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. A description of the ratings assigned to corporate debt obligations by Moody's and S&P is included in Appendix A.

         In addition to ratings assigned to individual bond issues, the adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds and other debt securities in which the Fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial conditions of the issuer, the size of the offering, the maturity of the obligation and its rating. There may be a wide variation in the quality of bonds, both within a particular classification and between classifications. A bond issuer's obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of bond issuers to meet their obligations for the payment of principal and interest. Regardless of rating levels, all debt securities considered for purchase

(whether rated or unrated) are analyzed by the Fund's adviser to determine, to the extent possible, that the planned investment is sound.

WHEN-ISSUED SECURITIES

         The Fund may enter into commitments to purchase securities on a when-issued basis. Such securities are often the most efficiently priced and have the best liquidity in the bond market. When the Fund purchases securities on a when-issued basis, it assumes the risks of ownership at the time of the purchase, not at the time of receipt. However, the Fund does not have to pay for the obligations until they are delivered to it. This is normally seven to 15 days later, but could be longer. Use of this practice would have a leveraging effect on the Fund. Typically, no interest accrues to the purchaser until the security is delivered.

         To meet its payment obligation under a when-issued commitment, the Fund will establish a segregated account with its custodian and maintain cash or appropriate liquid securities, in an amount at least equal in value to the Fund's commitments to purchase when-issued securities.

         The Fund may sell the securities underlying a when-issued purchase, which may result in capital gains or losses.

PREFERRED STOCK

         The Fund may purchase preferred stock as a substitute for debt securities of the same issuer when, in the opinion of the adviser, the preferred stock is more attractively priced in light of the risks involved. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

CONVERTIBLE SECURITIES

         A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure.

         The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion value.

         Many convertible securities are rated below investment grade or, if unrated, are considered of comparable quality.

         If an investment grade security purchased by the Fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the Fund's portfolio, but is not required to dispose of it.

COVERED CALL OPTIONS

         The Fund may write covered call options on securities in which it is authorized to invest. Because it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, the Fund might write covered call options on securities generally when the adviser believes that the premium received by the Fund will exceed the extent to which the market price of the underlying security will exceed the exercise price. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, in the event that the market price of the underlying security held by the Fund declines, the amount of such decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund would be obligated to sell the security at less than its market value. The Fund would give up the ability to sell the portfolio securities used to cover the call option while the call option was outstanding. In addition, the Fund could lose the ability to participate in an increase in the value of such securities above the exercise price of the call option because such an increase would likely be offset by an increase in the cost of closing out the call option.

         If the Fund desires to close out its obligation under a call option it has sold, it will have to purchase an offsetting option. The value of an option position will reflect, among other things, the current market price of the underlying security, futures contract or currency, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, and general market conditions. Accordingly, when the price of the security rises toward the strike price of the option, the cost of offsetting the option will negate to some extent the benefit to the Fund of the price increase of the underlying security. For this reason, the successful use of options as an income strategy depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying market or market sector.

         The Fund may write exchange-traded options. The ability to establish and close out positions on the exchange is subject to the maintenance of a liquid secondary market. Although the Fund intends to write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes on a security, the Fund may not sell the underlying security during the period it is obligated under such option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

         The Fund will not enter into an options position that exposes it to an obligation to another party unless it owns an offsetting ("covering") position in securities or other options. The Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds, and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed, as marked-to-market daily. Securities positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

INDEXED SECURITIES

         Indexed securities are securities whose prices are indexed to the prices of securities indexes, currencies or other financial statistics. Indexed securities typically are debt securities or deposits whose value at maturity and/or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities fluctuates (either directly or inversely, depending upon the instrument) with the performance of the index, security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their value may substantially decline if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. The U.S. Treasury recently began issuing securities whose principal value is indexed to the Consumer Price Index (also known as "Treasury Inflation-Protection Securities"). The Fund will only purchase indexed securities of issuers which its adviser determines present minimal credit risks and will monitor the issuer's creditworthiness during the time the indexed security is held. The adviser will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stock or as a separate asset class for purposes of the Fund's investment allocations, depending on the individual characteristics of the securities. The Fund currently does not intend to invest more than 5% of its net assets in indexed securities. Indexed securities may fluctuate according to a variety of changes in the underlying instrument and, in that respect, have a leverage-like effect on the Fund.

STRIPPED SECURITIES

         Stripped securities are created by separating bonds into their principal and interest components and selling each piece separately (commonly referred to as IOs and POs). Stripped securities are more volatile than other fixed income securities in their response to changes in market interest rates. The value of some stripped securities moves in the same direction as interest rates, further increasing their volatility.

ZERO COUPON BONDS

         Zero coupon bonds do not provide for cash interest payments but instead are issued at a significant discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because the Fund is required to pay out substantially all of its income each year, including income accrued on zero coupon bonds, the Fund may have to sell other holdings to raise cash necessary to make the payout. Because issuers of zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

CLOSED-END INVESTMENT COMPANIES

         The Fund may invest in the securities of closed-end investment companies. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The Fund will invest in such funds, when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

FUTURES AND OPTIONS

         The Fund can invest in futures and options transactions, including puts and calls. Because such investments "derive" their value from the value of the underlying security, index, or interest rate on which they are based, they are sometimes referred to as "derivative" securities. Such investments involve risks that are different from those presented by investing directly in the securities themselves. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the adviser is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments.

         The Fund may engage in futures strategies to attempt to reduce the overall investment risk that would normally be expected to be associated with ownership of the securities in which it invests. For example, the Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that could adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio correlates with a given stock index, the sale of futures contracts on that index would reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. The Fund may sell an interest rate futures contract to offset price changes of debt securities it already owns. This strategy is intended to minimize any price changes in the debt securities the Fund owns (whether increases or decreases) caused by interest rate changes, because the value of the futures contract would be expected to move in the opposite direction from the value of the securities owned by the Fund.

         The Fund may purchase call options on interest rate futures contracts to hedge against a market advance in debt securities that the Fund plans to advance in debt securities that the Fund plans to acquire at a future date. The purchase of such options is analogous to the purchase of call options on an individual debt security that can be used as a temporary substitute for a position in the security itself. The Fund may purchase put options on stock index futures contracts. This is analogous to the purchase of protective put options on individual stocks where a level of protection is sought below which no additional economic loss would be incurred by the Fund. The Fund may purchase and write options in combination with each other to adjust the risk and return of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.

         The Fund may purchase put options to hedge sales of securities, in a manner similar to selling futures contracts. If stock prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses in its stock holdings. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the costs of the option (in the form of premium and transaction costs), the Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

         The Fund may write put options as an alternative to purchasing actual securities. If stock prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If stock prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If stock prices fall, the Fund would expect to suffer a loss.

         By purchasing a call option, the Fund would attempt to participate in potential price increases of the underlying stock, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund can expect to suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

         The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the Fund would seek to mitigate the effects of a price decline. At the same time, when writing call options the Fund would give up some ability to participate in security price increases.

         The purchase and sale of options and futures contracts involve risks different from those involved with direct investments in securities, and also require different skills from the advisers in managing the Fund's portfolio. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the adviser is not successful in employing such instruments in managing the Fund's investments or in predicting interest rate changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the Fund may need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and that the Fund may be unable to close out or liquidate its hedge position. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield. The Fund's current policy is to limit options and futures transactions to those described above. The Fund may purchase and write both over-the-counter and exchange-traded options.

         The Fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts and related options and premiums paid for related options the Fund has purchased would exceed 5% of the Fund's total assets. The Fund will not purchase futures contracts or related options if, as a result, more than 20% of the Fund's total assets would be so invested.

FUTURES CONTRACTS

         The Fund may from time to time purchase or sell futures contracts. In the purchase of a futures contract, the purchaser agrees to buy a specified underlying instrument at a specified future date. In the sale of a futures contract, the seller agrees to sell the underlying instrument at a specified future date. The price at which the purchase or sale will take place is fixed at the time the contract is entered into. Some currently available contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities such as S&P 500. Futures contracts can be held until their delivery dates, or can be closed out before then, if a liquid secondary market is available. A futures contract is closed out by entering into an opposite position in an identical futures contract (for example, by purchasing a contract on the same instrument and with the same delivery date as a contract the party had sold) at the current price as determined on the futures exchange.

         As the purchaser or seller of a futures contract, the Fund would not be required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, the Fund would be required to deposit with its custodian, in the name of the futures broker (known as a futures commission merchant, or "FCM"), a percentage of the contract's value. This amount, which is known as initial margin, generally equals 10% or less of the value of the futures contract. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin is in the nature of a good faith deposit or performance bond, and would be returned to the Fund when the futures position is terminated, after all contractual obligations have been satisfied. Initial margin may be maintained either in cash or appropriate liquid securities.

         The value of a futures contract tends to increase and decrease with the value of the underlying instrument. The purchase of a futures contract will tend to increase exposure to positive and negative price fluctuations in the underlying instrument in the same manner as if the underlying instrument had been purchased directly. By contrast, the sale of a futures contract will tend to offset both positive and negative market price changes.

         As the contract's value fluctuates, payments known as variation margin or maintenance margin are made to or received from the FCM. If the contract's value moves against the Fund (i.e., the Fund's futures position declines in value), the Fund may be required to make payments to the FCM, and, conversely, the Fund may be entitled to receive payments from the FCM if the value of the Fund's futures position increases. This process is known as "marking-to-market" and takes place on a daily basis. Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the Fund's obligations to or from a clearing organization.

OPTIONS ON SECURITIES, INDEXED SECURITIES AND FUTURES CONTRACTS

         PURCHASING PUT OR CALL OPTIONS By purchasing a put (or call) option, the Fund obtains the right (but not the obligation) to sell (or buy) the underlying instrument at a fixed strike price. The option's underlying instrument may be a specific security, an indexed security or a futures contract. The option may give the Fund the right to sell (or buy) only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, the Fund pays the current market price for the option (known as the option premium).

         The Fund may terminate its position in an option it has purchased by allowing the option to expire, closing it out in the secondary market at its current price, if a liquid secondary market exists, or by exercising it. If the option is allowed to expire, the Fund will lose the entire premium paid.

         WRITING PUT OR CALL OPTIONS By writing a put (or call) option, the Fund takes the opposite side of the transaction from the option's purchaser (or seller). In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument (or to sell or deliver the option's underlying instrument) if the other party to the option chooses to exercise it. When writing an option on a futures contract, the Fund will be required to make margin payments to an FCM as described above for futures contracts.

         Before exercise, the Fund may seek to terminate its position in an option it has written by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

OVER-THE-COUNTER AND EXCHANGE-TRADED OPTIONS

         The Fund may purchase and write both over-the-counter ("OTC") and exchange-traded options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra-party with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make/take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund, as well as the loss of the expected benefit of the transaction. Currently, options on debt securities are primarily traded on the OTC market. Exchange markets for options on debt securities exist, but the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market.

         The Fund may invest up to 15% of its assets in illiquid securities. The term "illiquid securities" includes purchased OTC options. Assets used as cover for OTC options written by the Fund also will be deemed illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

COVER FOR OPTIONS AND FUTURES STRATEGIES

         The Fund will not use leverage in its hedging strategies involving options and futures contracts. The Fund will hold securities, options or futures positions whose values are expected to offset ("cover") its obligations under the transactions. The Fund will not enter into hedging strategies involving options and futures contracts that expose the Fund to an obligation to another party unless it owns either (i) an offsetting ("covered") position in securities, options or futures contracts or (ii) has cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with guidelines established by the SEC with respect to coverage of these strategies by mutual funds and, if the guidelines so require, will set aside cash and/or appropriate liquid securities in a segregated account with its custodian in the amount prescribed. Securities, options or futures contracts used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede the portfolio management or the Fund's ability to meet redemption requests or other current obligations.

RISKS OF FUTURES AND RELATED OPTIONS TRADING

         Successful use of futures contracts and related options depends upon the ability of the adviser to assess movements in the direction of overall securities and interest rates, which requires different skills and techniques than assessing the value of individual securities. Moreover, futures contracts relate not to the current price level of the underlying instrument, but to the anticipated price level at some point in the future; trading of stock index futures may not reflect the trading of the securities that are used to formulate the index or even actual fluctuations in the index itself. There is, in addition, the risk that movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. Price distortions in the marketplace, such as result from increased participation by speculators in the futures market, may also impair the correlation between movements in the prices of futures contracts and movements in the prices of the hedged securities. If the price of the futures contract moves less than the price of securities that are subject to the hedge, the hedge will not be fully effective; however, if the price of the securities being hedged has moved in an unfavorable direction, the Fund normally would be in a better position than if it had not hedged at all. If the price of securities being hedged has moved in a favorable direction, this advantage may be partially offset by losses on the futures position.

         Options have a limited life and thus can be disposed of only within a specific time period. Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Fund intends to purchase and sell futures only on exchanges or boards of trade where there appears to be a liquid secondary market, there is no assurance that such a market will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

         Purchasers of options on futures contracts pay a premium in cash at the time of purchase which, in the event of adverse price movements, could be lost. Sellers of options on futures contracts must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, the Fund's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         The exchanges may impose limits on the amount by which the price of a futures contract or related option is permitted to change in a single day. If the price of a contract moves to the limit for several consecutive days, the Fund may be unable during that time to close its position in that contract and may have to continue making payments of variation margin. The Fund may also be unable to dispose of securities or other instruments being used as "cover" during such a period.

RISKS OF OPTIONS TRADING

         The success of the Fund's option strategies depends on many factors, the most significant of which is the adviser's ability to assess movements in the overall securities and interest rate markets.

         The exercise price of the options may be below, equal to or above the current market value of the underlying securities or indexes. Purchased options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

         A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions with respect to OTC options may be effected only by negotiating directly with the other party to the option contract. Although the Fund will enter into OTC options with dealers capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration.

In the event of insolvency of the contra-party, the Fund may be unable to liquidate or exercise an OTC option, and could suffer a loss of its premium. Also, the contra-party, although solvent, may refuse to enter into closing transactions with respect to certain options, with the result that the Fund would have to exercise those options which it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a covered position with respect to any call option it writes on a security or index, the Fund may not sell the underlying security or currency (or invest any cash, government securities or short-term debt securities used to cover an index option) during the period it is obligated under the option. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

         Options on indexes are settled exclusively in cash. If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself, and thus will not know the amount of cash payable upon settlement. In addition, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change.

         The Fund's activities in the options markets may result in higher portfolio turnover rates and additional brokerage costs.

ADDITIONAL LIMITATIONS ON FUTURES AND OPTIONS

         As a non-fundamental policy, the Fund will write a put or call on a security only if (a) the security underlying the put or call is permitted by the investment policies of the Fund, and (b) the aggregate value of the securities underlying the calls or obligations underlying the puts determined as of the date the options are sold does not exceed 25% of the Fund's net assets.

         Under regulations adopted by the Commodity Futures Trading Commission ("CFTC"), futures contracts and related options may be used by the Fund (a) for hedging purposes, without quantitative limits, and (b) for other purposes to the extent that the amount of margin deposit on all such non-hedging futures contracts owned by the Fund, together with the amount of premiums paid by the Fund on all such non-hedging options held on futures contracts, does not exceed 5% of the market value of the Fund's net assets.

         The  foregoing  limitations,   as  well  as  those  set  forth  in  the
prospectuses regarding the Fund's use of futures and related options transactions, do not apply to options attached to, or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options, such as rights, certain debt securities and indexed securities.

         The above limitations on the Fund's investments in futures contracts and options may be changed as regulatory agencies permit. However, the Fund will not modify the above limitations to increase its permissible futures and options activities without supplying additional information, as appropriate, in the current Prospectuses or Statement of Additional Information.

FORWARD CURRENCY CONTRACTS

         The Fund may use forward currency contracts to protect against uncertainty in the level of future exchange rates. The Fund will not speculate with forward currency contracts or foreign currencies.

         The Fund may enter into forward currency contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         The Fund also may use forward currency contracts in connection with portfolio positions to lock-in the U.S. dollar value of those positions or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward currency contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

         At or before the maturity date of a forward currency contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward currency contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

         The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of such securities in a foreign currency will change as a consequence of market movements in the value of those securities between the date the forward currency contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver under the forward contract. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. The Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. government securities or other appropriate liquid securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract.

         The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The Fund will deal only with banks, broker/dealers or other financial institutions which the adviser deems to be of high quality and to present minimum credit risk. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

PORTFOLIO LENDING

         The Fund may lend portfolio securities to brokers or dealers in corporate or government securities, banks or other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The risks of securities lending are similar to those of repurchase agreements. The Fund presently does not intend to lend more than 5% of its portfolio securities at any given time.

REPURCHASE AGREEMENTS

         When cash is temporarily available, or for temporary defensive purposes, the Fund may invest without limit in repurchase agreements and money market instruments, including high-quality short-term debt securities. A repurchase agreement is an agreement under which either U.S. government obligations or high-quality liquid debt securities are acquired from a securities dealer or bank subject to resale at an agreed-upon price and date. The securities are held for the Fund by a custodian bank as collateral until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, which may decline in value in the interim. The Fund will enter into repurchase agreements only with financial institutions determined by the Fund's adviser to present minimal risk of default during the term of the agreement.

         Repurchase agreements are usually for periods of one week or less, but may be for longer periods. The Fund will not enter into repurchase agreements of more than seven days' duration if more than 15% of net assets would be invested in such agreements and other illiquid investments. To the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund might suffer a loss. If bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund could be delayed or limited. However, the Fund has adopted standards for the parties with whom it may enter into repurchase agreements, including monitoring by the Fund's adviser of the creditworthiness of such parties which the Fund's Board of Directors believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

         When the Fund enters into a repurchase agreement, it will obtain as collateral from the other party securities equal in value to 102% of the amount of the repurchase agreement (or 100%, if the securities obtained are U.S. Treasury bills, notes or bonds). Such securities will be held by a custodian bank or an approved securities depository or book-entry system.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any federal, state or local taxes that might apply to them.

GENERAL

         For federal tax purposes, the Fund is treated as a separate corporation. To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus any net short-term capital gain and any net gains from certain foreign currency transactions)
("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward currency contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

         Dividends and interest received by the Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Dividends and other distributions declared by the Fund in December of any year and payable to its shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the shareholders on December 31 if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund for the taxable year from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain made by the Fund do not qualify for the dividends-received deduction.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.

PASSIVE FOREIGN INVESTMENT COMPANIES

         The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years thereunder. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

OPTIONS, FUTURES, FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCIES

         The use of hedging instruments, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- and gains from options, futures and forward currency contracts derived by the Fund, with respect to its business of investing in securities or foreign currencies -- will qualify as permissible income under the Income Requirement.

         Certain futures and foreign currency contracts in which the Fund may invest will be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the Fund holds at the end of each taxable year, other than contracts with respect to which the Fund has made a "mixed straddle election," must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value), with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and sixty percent of any net realized gain or loss on section 1256 contracts actually sold by the Fund during the year will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

         When a covered call option written (sold) by the Fund expires, the Fund will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, the Fund will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less than (or exceeds) the premium received when the option was written. When a covered call option written by the Fund is exercised, the Fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when the option was written exceeds or is less than the basis of the underlying security.

         Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward currency contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of straddle transactions are not entirely clear.

         If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         To the extent the Fund recognizes income from a "conversion transaction," as defined in section 1258 of the Code, all or part of the gain from the disposition or other termination of a position held as part of the conversion transaction may be recharacterized as ordinary income. A conversion transaction generally consists of two or more positions taken with regard to the same or similar property, where (1) substantially all of the taxpayer's return is attributable to the time value of its net investment in the transaction and
(2) the transaction satisfies any of the following criteria: (a) the transaction consists of the acquisition of property by the taxpayer and a substantially contemporaneous agreement to sell the same or substantially identical property in the future; (b) the transaction is a straddle, within the meaning of section 1092 of the Code (see above); (c) the transaction is one that was marketed or sold to the taxpayer on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (d) the transaction is described as a conversion transaction in future regulations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The fund offers two classes of shares, known as Primary Shares and Navigator Shares. Primary Shares are available from Legg Mason and certain of its affiliates, as well as from certain institutions having agreements with Legg Mason. Navigator Shares are currently offered for sale only to Institutional Clients of Legg Mason Trust Company for which they exercise discretionary investment management responsibility and accounts of the customers with such Institutional Clients, to qualified retirement plans managed on a discretionary basis and having net assets of at least $200 million, to clients of Bartlett & Co., who as of December 19, 1996, were shareholders of Bartlett Short-Term Bond Fund or Bartlett Fixed Income Fund and for whom Bartlett acts as an ERISA fiduciary, to Class Y shareholders of Bartlett Europe Fund or Bartlett Financial Services Fund on October 5, 1999, to any qualified retirement plan of Legg Mason, Inc. or of any of its affiliates and to certain institutions who were clients of Fairfield Group, Inc. as of February 28, 1999. Navigator Shares may not be purchased by individuals directly, but Institutional Clients may purchase shares for Customer Accounts maintained for individuals. Primary Shares are available to all other investors.

FUTURE FIRST SYSTEMATIC INVESTMENT PLAN AND TRANSFER OF FUNDS FROM FINANCIAL INSTITUTIONS

         If you invest in Primary Shares, the Prospectus for those shares explains that you may buy Primary Shares through the Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in Primary Shares of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the Fund's transfer agent, to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Primary Shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

         Investors in Primary Shares may also buy Primary Shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the Fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476

If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

SYSTEMATIC WITHDRAWAL PLAN

         If you own Primary Shares with a net asset value of $5,000 or more, you may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the Primary Shares' net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., eastern time) ("close of the Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all Primary Shares in your account must be automatically reinvested in Primary Shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the Fund if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

OTHER INFORMATION REGARDING REDEMPTION

         The Fund reserves the right to modify or terminate the wire or telephone redemption services described in the Prospectuses at any time.

         The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the Fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the Fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the Fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         The Fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Fund does not redeem "in kind" under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the Fund's shareholders as a whole.

                            VALUATION OF FUND SHARES

         Net asset value of a Fund share is determined daily as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets, less liabilities, by the number of shares outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. As described in the Prospectuses, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or the Nasdaq Stock Market securities are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the Fund's Board of Directors. Premiums received on the sale of call options are included in the net asset value of the Fund's shares, and the current market value of options sold by the Fund will be subtracted from net assets of the Fund's shares.

                             PERFORMANCE INFORMATION

         As of the date of this Statement of Additional Information, Primary Shares and Navigator Shares of the Fund have no performance history.

Total Return Calculations

         Average annual total return quotes used in the Fund's  advertising  and
other  promotional  materials  ("Performance   Advertisements")  are  calculated
according to the following formula:

                  n
            P(1+T)  =     ERV
where:      P                     =    a hypothetical initial payment of $1,000
            T                     =    average annual total return
            n                     =    number of years
            ERV                   =    ending redeemable value of a
                                       hypothetical $1,000 payment made at
                                       the beginning of that period

         Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated at least to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

         From time to time the Fund may compare the performance of a Class of Shares in advertising and sales literature to the performance of other investment companies, groups of investment companies or various market indices. One such market index is the S&P 500, a widely recognized, unmanaged index composed of the capitalization-weighted average of the prices of 500 of the largest publicly traded stocks in the U.S. The S&P 500 includes reinvestment of all dividends. It takes no account of the costs of investing or the tax consequences of distributions. The Fund invests in many securities that are not included in the S&P 500.

         The Fund may also cite rankings and ratings, and compare the return of a Class with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc., Wiesenberger Investment Company Services, Value Line, Morningstar, and other services or publications that monitor, compare and/or rank the performance of investment companies. The Fund may also refer in such materials to mutual fund performance rankings, ratings, comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, FINANCIAL WORLD, MONEY Magazine, FORBES, BUSINESS WEEK, BARRON'S, FORTUNE, THE KIPLINGER LETTERS, THE WALL STREET JOURNAL, and THE NEW YORK TIMES.

         The Fund may compare the investment return of a Class to the return on certificates of deposit and other forms of bank deposits, and may quote from organizations that track the rates offered on such deposits. Bank deposits are insured by an agency of the federal government up to specified limits. In contrast, Fund shares are not insured, the value of Fund shares may fluctuate, and an investor's shares, when redeemed, may be worth more or less than the investor originally paid for them. Unlike the interest paid on many certificates of deposit, which remains at a specified rate for a specified period of time, the return of each Class of Shares will vary.

         Fund advertisements may reference the history of the distributor and its affiliates, the education and experience of the portfolio manager, and the fact that the portfolio manager engages in value investing. With value investing, the adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security. The adviser believes that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total return than securities with prices that appear to reflect anticipated favorable developments and that are therefore subject to correction should any unfavorable developments occur.

         In advertising, the Fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The Fund may use other recognized sources as they become available.

         The Fund may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The Fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The Fund may also include in advertising biographical information on key investment and managerial personnel.

         The Fund may advertise examples of the potential benefits of periodic investment plans, such as dollar cost averaging, a long-term investment technique designed to lower average cost per share. Under such a plan, an investor invests in a mutual fund at regular intervals a fixed dollar amount thereby purchasing more shares when prices are low and fewer shares when prices are high. Although such a plan does not guarantee profit or guard against loss in declining markets, the average cost per share could be lower than if a fixed number of shares were purchased at the same intervals. Investors should consider their ability to purchase shares through periods of low price levels.

         The Fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of approximately $__ billion as of January 31, 2000.

         In advertising, the Fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

                 TAX-DEFERRED RETIREMENT PLANS - PRIMARY SHARES

         In general, income earned through the investment of assets of qualified retirement plans is not taxed to the beneficiaries of those plans until the income is distributed to them. Primary Share investors who are considering establishing an IRA, SEP, SIMPLE or other qualified retirement plan should consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in those plans with respect to Primary Shares through regular payroll deductions may be arranged with a Legg Mason or affiliated financial advisor and your employer. Additional information with respect to these plans is available upon request from any Financial Advisor or Service Provider.

         TRADITIONAL IRA. Certain Primary Share investors may obtain tax advantages by establishing IRAs. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. A married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SEP, permits voluntary contributions and meets certain other requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Primary Shares through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your Fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

         ROTH IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

         EDUCATION IRA. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than the maximum amount allowable (currently $500) may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or transferred to an Education IRA of a qualified family member).

SIMPLIFIED EMPLOYEE PENSION PLAN -- SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in Primary Shares.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES -- SIMPLE

         An employer with no more than 100 employees that does not maintain another retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make either matching contributions up to 3% of each such employee's salary or a 2% nonelective contribution.

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Primary Share investors should consult their plan administrator or tax advisor for further information.

                             MANAGEMENT OF THE FUND

         The Corporation's officers are responsible for the operation of the Corporation under the direction of the Board of Directors. The officers and directors of the Corporation and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the Fund as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         JOHN F. CURLEY, JR.* [7/24/39], Chairman of the Board and Director; President and/or Chairman of the Board and Director/Trustee of nine Legg Mason retail funds; Retired Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Inc. Formerly: Director of Legg Mason Fund Adviser, Inc. ("LMFA") and Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.

         RICHARD G. GILMORE [6/9/27], Director; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of all Legg Mason retail funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company; and Director of Finance, City of Philadelphia.

         ARNOLD L. LEHMAN [7/18/44], Director; Director of the Brooklyn Museum of Art; Director/Trustee of all Legg Mason retail funds. Formerly: Director of the Baltimore Museum of Art.

         JILL  E.  McGOVERN   [8/29/44],   Director;   400  Seventh  Street  NW,
Washington, DC. Chief Executive Officer of the Marrow Foundation. Director/Trustee of all Legg Mason retail funds. Formerly: Executive Director of the Baltimore International Festival (January 1991 - March 1993); and Senior Assistant to the President of The Johns Hopkins University (1986-1991).

         T.A. RODGERS [10/22/34], Director; 2901 Boston Street, Baltimore, Maryland. Principal, T.A. Rodgers & Associates (management consulting); Director/Trustee of all Legg Mason retail funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).

         EDWARD A. TABER, III* [8/25/43], President and Director; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Vice Chairman and Director of LMFA; President and/or Director/Trustee of seven other Legg Mason retail funds. Formerly, Executive Vice President of T. Rowe

Price-Fleming International, Inc. (1986-1992) and Director of the Taxable Fixed Income Division at T. Rowe Price Associates, Inc. (1973-1992).

         G. PETER O'BRIEN - [10/13/45], Director; Trustee of Colgate University; Director/Trustee of all Legg Mason funds except Legg Mason Income Trust, Inc. and Legg Mason Tax-Exempt Trust, Inc. Formerly: Managing Director/Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

         The executive officers of the Corporation, other than those who also serve as directors, are:

         MARIE K. KARPINSKI* [1/1/49], Vice President and Treasurer; Treasurer of LMFA; Vice President and Treasurer of all Legg Mason retail funds; Vice President of Legg Mason.

         WM. SHANE HUGHES* [4/24/68], Secretary; employee of Legg Mason since May 1997. Formerly: Senior Associate of C.W. Amos and Co. (a regional public accounting firm).

         The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers and Dr. McGovern.

         Officers and directors of the Corporation who are "interested persons" of the Corporation receive no salary or fees from the Corporation. Each Director of the Corporation who is not an interested person of the Corporation ("Independent Directors") receives an annual retainer and a per meeting fee based on the average net assets of the Fund at December 31 of the previous year.

         On   __________,   the  directors  and  officers  of  the   Corporation
beneficially owned in the aggregate less than 1% of the Fund's outstanding shares.

         The following table provides certain information relating to the compensation of the Corporation's directors for the fiscal year ending October 31, 2000. None of the Legg Mason funds has any retirement plan for its directors.

COMPENSATION TABLE

============================================================================================================
                                                                       TOTAL COMPENSATION FROM FUND
NAME OF PERSON AND POSITION        AGGREGATE COMPENSATION              AND FUND COMPLEX PAID TO
                                   FROM FUND                           DIRECTORS*
------------------------------------------------------------------------------------------------------------
John F. Curley, Jr. -
Chairman of the Board and
Director                           None                                None
------------------------------------------------------------------------------------------------------------
Edward A. Taber, III -
President and Director             None                                None
------------------------------------------------------------------------------------------------------------
Richard G. Gilmore -
Director                           $____                               $
------------------------------------------------------------------------------------------------------------
Arnold L. Lehman -
Director                           $____                               $
------------------------------------------------------------------------------------------------------------
Jill E. McGovern -
Director                           $____                               $
------------------------------------------------------------------------------------------------------------


                                       27

============================================================================================================
                                                                       TOTAL COMPENSATION FROM FUND
NAME OF PERSON AND POSITION        AGGREGATE COMPENSATION              AND FUND COMPLEX PAID TO
                                   FROM FUND                           DIRECTORS*
------------------------------------------------------------------------------------------------------------
T. A. Rodgers -
Director                           $____                               $
------------------------------------------------------------------------------------------------------------
G. Peter O'Brien -                                                     $
Director                           $____
------------------------------------------------------------------------------------------------------------

     * Represents aggregate compensation paid to each director during the calendar year ended December 31, 1999. There are twelve open-end investment companies in the Legg Mason Complex (with a total of twenty-five funds).

                      THE FUND'S INVESTMENT ADVISER/MANAGER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason Wood Walker, Inc. ("Legg Mason"). LMFA serves as manager to the Fund under a Management Agreement between Legg Mason Light Street Trust, Inc. (the "Corporation") on behalf of the Fund, and LMFA ("Management Agreement").

         The Management Agreement provides that, subject to overall direction by the Fund's Board of Directors, LMFA manages or oversees the investment and other affairs of the Fund. LMFA is responsible for managing the Fund consistent with the Fund's investment objective and policies described in its Prospectuses and this Statement of Additional Information. LMFA also is obligated to (a) furnish the Fund with office space and executive and other personnel necessary for the operation of the Fund; (b) supervise all aspects of the Fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the Fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the Fund who are officers, directors or employees of LMFA. The Fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expenses, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the Fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expenses, shareholder meetings, proxy solicitations, expenses of registering and qualifying Fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund may also have an obligation to indemnify its directors and officers with respect to litigation.

         As explained in the prospectuses, LMFA receives for its services to the Fund a management fee, calculated daily and payable monthly. LMFA receives from the Fund a management fee at an annual rate of 0.__% of the average daily net assets of the Fund. LMFA has agreed to pay the Fund's expenses related to Primary Shares [and Navigator Shares] (exclusive of taxes, interest, brokerage and extraordinary expenses), which exceed, in the aggregate, an annual rate of __% of the average net assets attributable to Primary Shares [and __% of the average net assets attributable to Navigator Shares, respectively] until December 31, 2000.

         Under the Management Agreement, the Fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

         ________________________________,  serves as investment  adviser to the
Fund pursuant to an Investment Advisory Agreement between __________ and LMFA ("Advisory Agreement").

         Under the Advisory Agreement, __________ is responsible, subject to the general supervision of LMFA and the Corporation's Board of Directors, for the actual management of the Fund's assets, including responsibility for making decisions and placing orders to buy, sell or hold a particular security. For ________________'s services to the Fund, LMFA (not the Fund) pays ____________ a fee, computed daily and payable monthly of 60% of the fee received by LMFA from the Fund, net of any waivers by LMFA.

         Under the Advisory Agreement and Management Agreement, LMFA and _____________ will not be liable for any error of judgment or mistake of law or for any loss by the Fund in connection with the performance of the Advisory Agreement or Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the respective Agreement.

         The Advisory Agreement and Management Agreement each terminate automatically upon assignment and are terminable at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by LMFA or _____________, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.

         To mitigate the possibility that the Fund will be affected by personal trading of employees, the Corporation and LMFA have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the Advisory Agreement with the Fund, the Fund's adviser is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The Fund may not always pay the lowest commission or spread available. Rather, in placing orders for the Fund the Fund's adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

         Consistent with the policy of most favorable price and execution, the Fund's adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Fund's adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the Fund's adviser in connection with services to clients other than the Fund whose brokerage generated the service. LMFA's and _____________'s fee is not reduced by reason of its receiving such brokerage and research services.

         From time to time the Fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the Fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

         Except as permitted by SEC rules or orders, the Fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the Fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that: the Fund, together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the Fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

         Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the Fund, unless the affiliate expressly consents by written contract.
The Fund's Advisory Agreement expressly provides such consent.

         Investment decisions for the Fund are made independently from those of other funds and accounts advised by LMFA or _________. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                             THE FUND'S DISTRIBUTOR

         Legg Mason acts as distributor of the Fund's shares pursuant to a separate Underwriting Agreement with the Fund. The Underwriting Agreement obligates Legg Mason to promote the sale of Fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense), and for supplementary sales literature and advertising costs.

         The Fund has adopted a Distribution Plan ("Plan") which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of Primary Shares and the provision of ongoing services to Primary Class shareholders. Payments are made only from assets attributable to Primary Shares. Under the Plan, the aggregate fees may not exceed 0.50% of the Fund's annual average daily net assets attributable to Primary Shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses.

         With respect to Primary Shares, if necessary to achieve the limits described in "The Fund's Investment Adviser/Manager" above, Legg Mason has also agreed to waive its fees for the Fund.

         The Plan was adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the directors who are not "interested persons" of the Corporation as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors"). In approving the establishment of the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the Fund and its Primary Class shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the Fund's Primary Class shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the Fund's Primary Shares would be likely to maintain or increase the amount of compensation paid by the Fund to LMFA.

         In considering the costs of the Plan, the directors gave particular attention to the fact that any payments made by the Fund to Legg Mason under the Plan would increase the Fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA would earn greater management fees if the Fund's assets were increased, because such fees are calculated as a percentage of the Fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

         Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the Fund's Primary Shares and to maintain and enhance the level of services they provide to the Fund's Primary Class shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the Fund in connection with its Plan. Furthermore, the investment management of the Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting Primary Shares. Any change in the Plan that would materially increase the distribution cost to the Fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

                            CAPITAL STOCK INFORMATION

         The Articles of Incorporation of the Corporation authorize issuance of 450 million shares of common stock, par value $0.001 per share, of Legg Mason Market Neutral Trust, 200 million shares of common stock, par value $.001 per share, of Legg Mason Real Estate Trust, and 200 million shares of par value $.001 per share of Legg Mason Classic Valuation Fund. The Fund has two authorized classes of shares: Primary Class shares and Navigator Class shares.

         Each share in the Fund is entitled to one vote for the election of directors and any other matter submitted to a shareholder vote. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the Fund are fully paid and nonassessable and have no preemptive or conversion rights.

         Shareholder meetings will not be held except where the Investment Company Act of 1940 requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to the plan of distribution pursuant to Rule 12b-1), at the request of 25% or more of the shares entitled to vote as set forth in the bylaws of Legg Mason Light Street Trust, Inc.; or as the Board of Directors from time to time deems appropriate.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the Fund's assets. Boston Financial Data Services, P.O. Box 953, Boston, Massachusetts 02103 (as agent for State Street Bank and Trust Company) serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

         Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036-1800, serves as counsel to the Fund.

                       THE FUND'S INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected by the Directors to serve as independent accountants for the Corporation.

                                                                      Appendix A


                              RATINGS OF SECURITIES


DESCRIPTION  OF MOODY'S  INVESTORS  SERVICE,  INC.  ("MOODY'S")  CORPORATE  BOND
RATINGS:

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds  which  are  rated B  generally  lack  characteristics  of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE BOND RATINGS:

         AAA-This is the highest rating assigned by S&P to an obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB, B, CCC, CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                       Legg Mason Light Street Trust, Inc.

Part C.   Other Information

Item 23.  Exhibits

   (a)    Articles of Incorporation (1)
          (i) Articles of Amendment (4)
          (ii) Articles Supplementary (4)
          (iii) Articles of Amendment - (5)
   (b)    By-Laws (1)
   (c)    Specimen security -- not applicable
   (d)    (i) Investment Advisory Agreement - Market Neutral (2)
          (ii) Form of Investment Advisory Agreement - Classic Valuation (5)
          (iii) Form of Investment Advisory Agreement - Real Estate -
                to be filed
          (iv) Management Agreement  - Market  Neutral  (2)
          (v) Form of  Management  Agreement  -  Classic Valuation (5)
          (vi) Form of Management Agreement - Real Estate - to be filed
   (e)    (i) Underwriting  Agreement- Market Neutral (2)
          (ii) Form of Underwriting Agreement - Classic  Valuation (5)
          (iii) Form of  Underwriting  Agreement - Real Estate - to be filed
          (iv) Dealer Agreement with respect to Navigator Shares (3)
               (i) Schedules  A and B to Dealer  Agreement (2)
   (f)    Bonus, profit sharing or pension  plans - none
   (g)    Form of Custodian  Agreement (2)
   (h)    (i) Form of Transfer Agency and Service Agreement (2)
          (ii) Credit Agreement - none
          (i) Opinion and Consent of Counsel
          (i) Market Neutral (2)
          (ii) Classic Valuation - (5)
          (iii) Real Estate - to be filed
   (j)    Other Opinions/Consents - none
   (k)    Financial statements omitted from Item 22 - none
   (l) Agreement for providing initial capital with respect to the Registrant (2)
   (m)    (i) Distribution Plan - Market Neutral (2)
          (ii) Form of Distribution Plan - Classic  Valuation (5)
          (iii) Form of  Distribution  Plan - Real Estate - to be filed
   (n)    Financial  Data  Schedules - not applicable (o)
          (i) Plan Pursuant to Rule 18f-3 - Market Neutral (2)
          (ii) Form of Plan  Pursuant to Rule 18f-3 - Classic  Valuation (5)
          (iii) Form of Plan Pursuant to Rule 18f-3 - Real Estate - to be filed

(1) Incorporated herein by reference to corresponding Exhibit of the initial Registration Statement, SEC File No. 33-61525, filed August 14, 1998.

(2) Incorporated herein by reference to corresponding Exhibit of Pre-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-61525, filed January 22, 1999.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 5 to Legg Mason Investors Trust, Inc.'s Registration Statement, SEC File No. 2-62174, filed July 31, 1996.

(4) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-61525, filed August 13, 1999.

(5) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 3 to the Registration Statement, SEC File No. 33-61525, filed October 27, 1999.


Item 24.  Persons Controlled By or Under Common Control with Registrant
          -------------------------------------------------------------
           None.


Item 25.  Indemnification
          ---------------

   This item is incorporated by reference to Item 27 of Part C of Pre-Effective Amendment No. 1, SEC File No. 33-61525, filed January 22, 1999.


Item 26.  Business and Other Connections of Manager and Investment Adviser
          ----------------------------------------------------------------

   Legg Mason Fund Adviser, Inc. ("LMFA"), the Registrant's investment manager, is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. LMFA serves as investment adviser or manager for eighteen open-end investment companies or portfolios. Information as to the officers and directors of LMFA is included in its Form ADV, which was most recently amended on June 18, 1999 and is on file with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.

   Batterymarch Financial Management, Inc. ("Batterymarch"), investment adviser to Legg Mason Market Neutral Trust, is a registered investment adviser incorporated on September 19, 1994. Batterymarch is engaged primarily in the investment advisory business. Information as to the officers and directors of Batterymarch is included in its Form ADV, which was most recently amended on June 25, 1999 and is on file with the Securities and Exchange Commission (registration number 801-48035) and is incorporated herein by reference.

   Brandywine Asset Management, Inc. ("Brandywine"), investment adviser to Legg Mason Classic Valuation Fund, is a registered investment adviser incorporated on May 26, 1986. Information as to the officers and directors of Brandywine is included in its Form ADV, which was most recently amended on April 30, 1999 and is on file with the Securities and Exchange Commission (registration number 801-27797) and is incorporated herein by reference.


Item 27.  Principal Underwriters
          ----------------------

          (a) Legg Mason Value Trust, Inc.

              Legg Mason Total Return Trust, Inc.
              Legg Mason Special Investment Trust, Inc.
              Legg Mason Investors Trust, Inc.
              Legg Mason Global Trust, Inc.
              Legg Mason Cash Reserve Trust
              Legg Mason Tax-Exempt Trust, Inc.
              Legg Mason Income Trust, Inc.
              Legg Mason Focus Trust, Inc.
              Legg Mason Tax-Free Income Fund
              LM Institutional Fund Advisors I, Inc.
              LM Institutional Fund Advisors II, Inc.

   (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").


     Name and Principal                  Position and Offices with             Positions and Offices
     Business Address*                   Underwriter - LMWW                    with Registrant
     ------------------                  -------------------------             ---------------------

Raymond A. Mason                      Chairman of the Board and Director        None

James W. Brinkley                     President, Chief Operating Officer        None
                                      and Director

Edmund J. Cashman, Jr.                Senior Executive Vice President and       None
                                      Director

Richard J. Himelfarb                  Senior Executive Vice President and       None
                                      Director

Edward A. Taber III                   Senior Executive Vice President           President and Director

Robert A. Frank                       Executive Vice President                  None

Robert G. Sabelhaus                   Executive Vice President                  None

Charles A. Bacigalupo                 Senior Vice President and Secretary       None

F. Barry Bilson                       Senior Vice President                     None

Thomas M. Daly, Jr.                   Senior Vice President                     None

Robert G. Donovan                     Executive Vice President                  None

Manoochehr Abbaei                     Senior Vice President                     None

Jeffrey W. Durkee                     Senior Vice President                     None

Thomas E. Hill                        Senior Vice President                     None
218 N. Washington Street
Suite 31
Easton, MD  21601

Arnold S. Hoffman                     Senior Vice President                     None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                         Senior Vice President                     None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

William B. Jones, Jr.                 Senior Vice President                     None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006



     Name and Principal                  Position and Offices with             Positions and Offices
     Business Address*                   Underwriter - LMWW                    with Registrant
     ------------------                  -------------------------             ---------------------

Theodore S. Kaplan                    Senior Vice President                     None

Laura L. Lange                        Senior Vice President                     None

Marvin H. McIntyre                    Senior Vice President                     None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Thomas P. Mulroy                      Senior Vice President                     None

Mark I. Preston                       Senior Vice President                     None

Thomas L. Souders                     Senior Vice President and Chief           None
                                      Financial Officer

Joseph A. Sullivan                    Senior Vice President                     None

W. William Brab                       Senior Vice President                     None

Deepak Chowdhury                      Senior Vice President                     None
255 Alhambra Circle
Suite 810
Coral Gables, FL  33134

Harry M. Ford, Jr.                    Senior Vice President                     None

Dennis A. Green                       Senior Vice President                     None

Horace M. Lowman, Jr.                 Senior Vice President and Asst.           None
                                      Secretary

Jonathan M. Pearl                     Senior Vice President                     None

Robert F. Price                       Senior Vice President and General         None
                                      Counsel

Timothy C. Scheve                     Executive Vice President and              None
                                      Treasurer and Director

Elisabeth N. Spector                  Senior Vice President                     None

Richard L. Baker                      Vice President                            None

William H. Bass, Jr.                  Vice President                            None

Nathan S. Betnun                      Vice President                            None


     Name and Principal                  Position and Offices with             Positions and Offices
     Business Address*                   Underwriter - LMWW                    with Registrant
     ------------------                  -------------------------             ---------------------

John C. Boblitz                       Vice President                            None

Andrew J. Bowden                      Vice President and Deputy General         None
                                      Counsel

D. Stuart Bowers                      Senior Vice President                     None

Edwin J. Bradley, Jr.                 Vice President                            None

Carol A. Brown                        Vice President                            None

Scott R. Cousino                      Vice President                            None

Thomas W. Cullen                      Vice President                            None

Charles J. Daley, Jr.                 Vice President and Controller             None

Norman C. Frost, Jr.                  Vice President                            None

John R. Gilner                        Vice President                            None

Daniel R. Greller                     Vice President                            None

Richard A. Jacobs                     Vice President                            None

C. Gregory Kallmyer                   Vice President                            None
56 West Main Street
Newark, DE  19702

Kurt A. Lalomia                       Vice President                            None

James E. Furletti                     Vice President                            None

Robert E. Patterson                   Vice President and Deputy General         None
                                      Counsel

John A. Moag, Jr.                     Vice President                            None

Edward P. Meehan                      Vice President                            None
12021 Sunset Hills Road
Suite 100
Reston, VA  20190

Edward W. Lister, Jr.                 Vice President                            None

Theresa McGuire                       Vice President                            None


     Name and Principal                  Position and Offices with             Positions and Offices
     Business Address*                   Underwriter - LMWW                    with Registrant
     ------------------                  -------------------------             ---------------------

Julia A. McNeal                       Vice President                            None

Gregory B. McShea                     Vice President                            None

Thomas C. Merchant                    Vice President and Assistant              None
                                      General Counsel

Paul Metzger                          Vice President                            None

Mark C. Micklem                       Vice President                            None
1747 Pennsylvania Ave., N.W.
Washington, DC  20006

Hance V. Myers, III                   Vice President                            None
1100 Poydras St.
New Orleans, LA 70163

Ann O'Shea                            Vice President                            None

Gerard F. Petrik, Jr.                 Vice President                            None

Douglas F. Pollard                    Vice President                            None

Judith L. Ritchie                     Vice President                            None

Thomas E. Robinson                    Vice President                            None

Theresa M. Romano                     Vice President                            None

James A. Rowan                        Vice President                            None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Douglas M. Schmidt                    Vice President                            None

B. Andrew Schmucker                   Vice President                            None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg                Vice President                            None

Henry V. Sciortino                    Vice President                            None
1735 Market St.
Philadelphia, PA 19103

Chris A. Scitti                       Vice President                            None


     Name and Principal                  Position and Offices with             Positions and Offices
     Business Address*                   Underwriter - LMWW                    with Registrant
     ------------------                  -------------------------             ---------------------

Eugene B. Shepherd                    Vice President                            None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell                  Vice President                            None

Jane Soybelman                        Vice President                            None

Alexsander M. Stewart                 Vice President                            None

L. Kay Strohecker                     Vice President                            None

Joseph E. Timmins III                 Vice President                            None

Joyce Ulrich                          Vice President                            None

William A. Verch                      Vice President                            None

Sheila M. Vidmar                      Vice President and Deputy General         None
                                      Counsel

Lewis T. Yeager                       Vice President                            None

Carol Converso-Burton                 Assistant Vice President                  None

Diana L. Deems                        Assistant Vice President and              None
                                      Assistant Controller

Ronald N. McKenna                     Assistant Vice President                  None

Suzanne E. Peluso                     Assistant Vice President                  None

Lauri F. Smith                        Assistant Vice President                  None

Janet B. Straver                      Assistant Vice President                  None

Leslee Stahl                          Assistant Secretary                       None


   * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

           (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.


Item 28.  Location of Accounts and Records
          --------------------------------

          State Street Bank and Trust Company  and Legg Mason Fund Adviser, Inc.
          P. O. Box 1713                           100 Light Street
          Boston, Massachusetts 02105              Baltimore, Maryland  21202

Item 29.  Management Services
          -------------------

          None.


Item 30.  Undertakings
          ------------

          None.

                                 SIGNATURE PAGE

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Light Street Trust, Inc. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 16th day of November, 1999.

                                          Legg Mason Light Street Trust, Inc.

                                          By:/s/ Marie K. Karpinski
                                             ----------------------
                                             Marie K. Karpinski
                                             Vice President and Treasurer

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                          Title                    Date
---------                          -----                    ----

                                   Chairman of the Board
/s/ John F. Curley, Jr.*           and Director             November 16, 1999
---------------------------
John F. Curley, Jr.*

/s/ Edward A. Taber, III*          President and Director   November 16, 1999
---------------------------
Edward A. Taber, III*

/s/ Richard G. Gilmore*            Director                 November 16, 1999
---------------------------
Richard G. Gilmore*

/s/ Arnold L. Lehman*              Director                 November 16, 1999
---------------------------
Arnold L. Lehman*

/s/ Jill E. McGovern*              Director                 November 16, 1999
---------------------------
Jill E. McGovern*

/s/ T. A. Rodgers*                 Director                 November 16, 1999
---------------------------
T. A. Rodgers*

---------------------------        Director
G. Peter O'Brien

/s/ Marie K. Karpinski             Vice President           November 16, 1999
---------------------------        and Treasurer
Marie K. Karpinski


*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated August 7, 1998, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director of the following investment company:

                       LEGG MASON LIGHT STREET TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director hereby severally constitute and appoint each of MARIE K. KARPINSKI, KATHI D. BAIR, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                        DATE
---------                                                        ----

/s/Richard G. Gilmore                                            August 7, 1998
---------------------------
Richard G. Gilmore

/s/T.A. Rodgers                                                  August 7, 1998
---------------------------
T. A. Rodgers

/s/Arnold L. Lehman                                              August 7, 1998
---------------------------
Arnold L. Lehman

/s/Jill E. McGovern                                              August 7, 1998
---------------------------
Jill E. McGovern

/s/Edward A. Taber, III                                          August 7, 1998
---------------------------
Edward A. Taber, III

/s/Edmund J. Cashman, Jr.                                        August 7, 1998
---------------------------
Edmund J. Cashman, Jr.

/s/John F. Curley, Jr.                                           August 7, 1998
---------------------------
John F. Curley, Jr.

                      Legg Mason Light Street Trust, Inc.

                                    Exhibits

   (a)    Articles of Incorporation (1)
          (i) Articles of Amendment (4)
          (ii) Articles Supplementary (4)
          (iii) Articles of Amendment - (5)
   (b)    By-Laws (1)
   (c)    Specimen security -- not applicable
   (d)    (i) Investment Advisory Agreement - Market Neutral (2)
          (ii) Form of Investment Advisory Agreement - Classic Valuation (5)
          (iii) Form of Investment Advisory Agreement - Real Estate -
                to be filed
          (iv) Management Agreement  - Market  Neutral  (2)
          (v) Form of  Management  Agreement  -  Classic Valuation (5)
          (vi) Form of Management Agreement - Real Estate - to be filed
   (e)    (i) Underwriting  Agreement- Market Neutral (2)
          (ii) Form of Underwriting Agreement - Classic  Valuation (5)
          (iii) Form of  Underwriting  Agreement - Real Estate - to be filed
          (iv) Dealer Agreement with respect to Navigator Shares (3)
               (i) Schedules  A and B to Dealer  Agreement (2)
   (f)    Bonus, profit sharing or pension  plans - none
   (g)    Form of Custodian  Agreement (2)
   (h)    (i) Form of Transfer Agency and Service Agreement (2)
          (ii) Credit Agreement - none
          (i) Opinion and Consent of Counsel
          (i) Market Neutral (2)
          (ii) Classic Valuation - (5)
          (iii) Real Estate - to be filed
   (j)    Other Opinions/Consents - none
   (k)    Financial statements omitted from Item 22 - none
   (l) Agreement for providing initial capital with respect to the Registrant (2)
   (m)    (i) Distribution Plan - Market Neutral (2)
          (ii) Form of Distribution Plan - Classic  Valuation (5)
          (iii) Form of  Distribution  Plan - Real Estate - to be filed
   (n)    Financial  Data  Schedules - not applicable (o)
          (i) Plan Pursuant to Rule 18f-3 - Market Neutral (2)
          (ii) Form of Plan  Pursuant to Rule 18f-3 - Classic  Valuation (5)
          (iii) Form of Plan Pursuant to Rule 18f-3 - Real Estate - to be filed

(1) Incorporated herein by reference to corresponding Exhibit of the initial Registration Statement, SEC File No. 33-61525, filed August 14, 1998.

(2) Incorporated herein by reference to corresponding Exhibit of Pre-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-61525, filed January 22, 1999.

(3) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 5 to Legg Mason Investors Trust, Inc.'s Registration Statement, SEC File No. 2-62174, filed July 31, 1996.

(4) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 1 to the Registration Statement, SEC File No. 33-61525, filed August 13, 1999.

(5) Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 3 to the Registration Statement, SEC File No. 33-61525, filed October 27, 1999.